Annual Fund Operating Expenses (Vanguard Morgan Growth Fund Participant)	Vanguard Morgan Growth Fund Vanguard Morgan Growth Fund - Investor Shares 10/1/2013 - 9/30/2014
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.38%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.40%